TAXES ON INCOME (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Net operating losses carry forward	$ 6,515	$ 7,275
Research and development	1,619	2,123
Other	3,155	3,188
Deferred tax assets before valuation allowance	11,289	12,586
Valuation allowance	(6,589)	(6,212)
Deferred tax assets	4,700	6,374
Deferred tax liabilities:
Capitalized software development costs	(3,011)	(2,804)
Acquired intangibles	(1,202)	(1,472)
Property and equipment	(369)	(53)
Other	(24)	(163)
Deferred tax liabilities	(4,606)	(4,492)
Deferred tax assets, net	94	1,882
Long-term deferred tax assets, net	2,261	2,779
Long-term deferred tax liabilities, net	(2,167)	(897)
Deferred tax assets, net	$ 94	$ 1,882